Qualifying Transaction (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 16, 2022
Qualifying Transaction [Line Items]
Company price per share (in Dollars per share)	$ 10
Common stock, par value (in Dollars per share)	$ 0.0001
Common stock par value	$ 16,876
Arrangement consideration	$ 3,186,384,663
Company exchange ratio	1.00%
Arrangement consideration value	$ 2,136,384,663
Cash and cash equivalents balance	2,100,000,000
Purchase price	$ 1,000,000
Company carrying value votes per share (in Dollars per share)	$ 11.2663
Voting power percentage	85.00%
Share issued (in Shares)	6,055,409
Gross proceeds	$ 399,807,596
Share issuance costs	$ 40,478	$ 54,091,750
Insurance Contracts Acquired in Business Combination [Member]
Qualifying Transaction [Line Items]
Company price per share (in Dollars per share)	$ 10
Maximum [Member]
Qualifying Transaction [Line Items]
Company exchange ratio	24.5713%
Minimum [Member]
Qualifying Transaction [Line Items]
Company exchange ratio	1.00%
Additional Paid-in Capital [Member]
Qualifying Transaction [Line Items]
Share issuance costs	$ 54,091,750
Class C [Member]
Qualifying Transaction [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Company share issued (in Shares)	165,353,621	167,662,214
Class C [Member] | Maximum [Member]
Qualifying Transaction [Line Items]
Company exchange ratio	24.5713%
Class C [Member] | Minimum [Member]
Qualifying Transaction [Line Items]
Company exchange ratio	1.00%
Class C [Member] | Common Stock [Member]
Qualifying Transaction [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Issuance of share (in Shares)	168,762,214
Class A [Member]
Qualifying Transaction [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Issuance of share (in Shares)	31,655,077
Cash and cash equivalents balance	$ 3,150,000,000
Share issued (in Shares)	1,875,000
Forward purchase contract	$ 188
Company share issued (in Shares)	114,926,700	111,467,763
Aggregate proceeds value	$ 83,000,000
Class A [Member] | Common Stock [Member]
Qualifying Transaction [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Issuance of share (in Shares)	48,970,404
Common stock par value	$ 4,897
Common stock company par value	$ 731,281
Company share issued (in Shares)			48,970,404
Class A [Member] | Legacy Rumble [Member]
Qualifying Transaction [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Class A [Member] | Legacy Rumble [Member] | Common Stock [Member]
Qualifying Transaction [Line Items]
Issuance of share (in Shares)	14,153,048
Class A [Member] | Private Investment in Public Equity [Member]
Qualifying Transaction [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Company share issued (in Shares)	8,300,000
Number of Common Stock Class D [Member]
Qualifying Transaction [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001